Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2024
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) [Abstract]
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)

Note 18 - Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)

A.	Revenues

	For the year ended December 31
	2024	2023	2022
	€ in thousands
Revenues from the sale of solar electricity	25,373	31,813	39,601
Revenues from the sale of gas and power produced by anaerobic digestion plants	15,094	17,021	12,640
Total revenues	40,467	48,834	52,241

B.	Operating Costs, Depreciation and Amortization

	For the year ended December 31
	2024	2023	2022
	€ in thousands
Depreciation from fixed assets	15,258	15,405	14,954
Depreciation from right-of-use assets	629	607	626
Professional services	1,541	2,549	2,232
Operating and maintenance services	14,681	16,276	13,827
System operator charges	1,688	2,385	6,882
Insurance	746	842	649
Other	1,147	809	81
Total operating costs	35,690	38,873	39,251

C.	General and Administrative Expenses

	For the year ended December 31
	2024	2023	2022
	€ in thousands
Salaries and related compensation	1,848	1,797	2,151
Professional services	3,275	2,306	2,367
Other	940	1,180	1,337
Total general and administrative expenses	6,063	5,283	5,855
D.	Financing Income and Expenses:

1.	Financing income

	For the year ended December 31
	2024	2023	2022
	€ in thousands
Interest income	2,495	2,015	402
Change in fair value of derivatives, net	1,140	251	605
Gain from exchange rate differences, net	-	6,732	6,041
Total financing income	3,635	8,998	7,048

2.	Financing expenses

	For the year ended December 31
	2024	2023	2022
	€ in thousands
Debentures interest and related expenses	6,641	3,876	2,130
Interest and commissions related to projects finance	5,938	5,825	5,852
Amortization of capitalized expenses related to projects finance	252	252	246
Interest on minority shareholder loan	2,144	2,014	1,529
Bank charges and other commissions	206	247	471
Interest on lease liability	337	341	296
Loss from exchange rate differences, net	7,768	-	-
Total financing expenses	23,286	12,555	10,524